UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

This annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio Class	$87	0.83%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Mid-Cap Growth Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,653	10,180	10,538
2015	10,796	10,194	10,418
2015	10,136	9,455	9,585
2015	10,656	10,048	9,980
2016	10,611	10,145	10,038
2016	10,818	10,412	10,195
2016	11,274	10,870	10,663
2016	11,323	11,327	10,711
2017	12,249	11,978	11,450
2017	12,975	12,339	11,932
2017	13,533	12,903	12,563
2017	14,128	13,721	13,418
2018	14,698	13,633	13,710
2018	14,828	14,163	14,143
2018	15,929	15,172	15,214
2018	13,841	13,002	12,780
2019	16,078	14,828	15,288
2019	17,188	15,435	16,114
2019	17,048	15,614	16,005
2019	18,172	17,035	17,314
2020	13,931	13,475	13,844
2020	17,801	16,443	18,033
2020	19,248	17,957	19,724
2020	22,498	20,593	23,475
2021	23,170	21,900	23,342
2021	24,676	23,705	25,927
2021	24,696	23,681	25,730
2021	25,839	25,877	26,463
2022	22,930	24,512	23,134
2022	19,265	20,418	18,259
2022	18,485	19,506	18,140
2022	20,004	20,907	19,392
2023	21,444	22,408	21,163
2023	22,574	24,288	22,483
2023	21,498	23,497	21,308
2023	23,997	26,334	24,408
2024	26,033	28,973	26,726
2024	24,821	29,904	25,867
2024	26,281	31,767	27,559
2024	26,233	32,604	29,803

202501-4140694, 202502-4108658

E305-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class)	9.32%	7.62%	10.12%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$576,444
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$3,997
  Portfolio Turnover Rate31.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.2%
Information Technology	17.9
Industrials & Business Services	15.9
Consumer Discretionary	13.4
Financials	8.5
Communication Services	6.7
Energy	5.2
Materials	4.6
Consumer Staples	4.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
PTC	1.8
Veeva Systems	1.8
Teleflex	1.8
Domino's Pizza	1.7
Cheniere Energy	1.6
Hilton Worldwide Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio Class (QAMWEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

This annual shareholder report contains important information about Mid-Cap Growth Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Growth Portfolio - II Class	$113	1.08%

What drove fund performance during the past 12 months?

  U.S. equities posted strong returns over the past 12 months, lifted by favorable economic data and corporate earnings reports, easing inflationary pressures, and short-term interest rate reductions by the Federal Reserve. The results of the presidential election ended a lengthy period of uncertainty, boosting stocks further. Within the mid-cap segment, growth stocks strongly outperformed value counterparts, with speculative, high-beta, and growth-at-any price stocks performing especially well.

  Versus the style-specific Russell Midcap Growth Index, the leading contributor to relative performance was stock selection in communication services. Shares of social media network Reddit, which went public early in the first quarter of 2025, soared on strong results reflecting broad-based strength. Spotify and Trade Desk were also strong performers in the sector.

  On the negative side, the leading detractor from relative performance was health care due to stock choices and an overweight allocation. An uneven post-pandemic recovery continued to frustrate investors in medical device manufacturing company Teleflex. The information technology sector also hindered relative results, with both stock selection and an underweight allocation negatively affecting performance. Not holding high-momentum software names Palantir Technologies and AppLovin hurt relative results.

  The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. We pay careful attention to risk and valuation relative to growth prospects, and our focus remains on owning quality companies with durable growth prospects and prudent balance sheets.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Mid-Cap Growth Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,646	10,180	10,538
2015	10,779	10,194	10,418
2015	10,118	9,455	9,585
2015	10,627	10,048	9,980
2016	10,576	10,145	10,038
2016	10,773	10,412	10,195
2016	11,222	10,870	10,663
2016	11,268	11,327	10,711
2017	12,178	11,978	11,450
2017	12,891	12,339	11,932
2017	13,440	12,903	12,563
2017	14,023	13,721	13,418
2018	14,576	13,633	13,710
2018	14,695	14,163	14,143
2018	15,776	15,172	15,214
2018	13,700	13,002	12,780
2019	15,903	14,828	15,288
2019	16,989	15,435	16,114
2019	16,843	15,614	16,005
2019	17,945	17,035	17,314
2020	13,748	13,475	13,844
2020	17,552	16,443	18,033
2020	18,973	17,957	19,724
2020	22,157	20,593	23,475
2021	22,809	21,900	23,342
2021	24,273	23,705	25,927
2021	24,273	23,681	25,730
2021	25,385	25,877	26,463
2022	22,510	24,512	23,134
2022	18,905	20,418	18,259
2022	18,127	19,506	18,140
2022	19,610	20,907	19,392
2023	21,007	22,408	21,163
2023	22,096	24,288	22,483
2023	21,024	23,497	21,308
2023	23,460	26,334	24,408
2024	25,431	28,973	26,726
2024	24,241	29,904	25,867
2024	25,648	31,767	27,559
2024	25,579	32,604	29,803

202501-4140694, 202502-4108658

E355-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio - II Class)	9.04%	7.35%	9.85%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell Midcap Growth Index (Strategy Benchmark)	22.10	11.47	11.54

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$576,444
  Number of Portfolio Holdings142
  Investment Advisory Fees Paid (000s)$3,997
  Portfolio Turnover Rate31.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Health Care	20.2%
Information Technology	17.9
Industrials & Business Services	15.9
Consumer Discretionary	13.4
Financials	8.5
Communication Services	6.7
Energy	5.2
Materials	4.6
Consumer Staples	4.2
Other	3.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	3.2%
Trade Desk	2.6
Hologic	2.0
Agilent Technologies	1.8
PTC	1.8
Veeva Systems	1.8
Teleflex	1.8
Domino's Pizza	1.7
Cheniere Energy	1.6
Hilton Worldwide Holdings	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Mid-Cap Growth Portfolio

Mid-Cap Growth Portfolio - II Class (QAAGSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
Mid-Cap Growth Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 29 .11 $ 25 .85 $ 34 .47 $ 33 .47 $ 28 .88
Investment activities
Net investment loss
(1)(2)
( 0 .03 ) –
(3)
( 0 .05 ) ( 0 .14 ) ( 0 .05 )
Net realized and unrealized gain/loss 2 .74 5 .12 ( 7 .74 ) 4 .98 6 .92
Total from investment activities 2 .71 5 .12 ( 7 .79 ) 4 .84 6 .87
Distributions
Net realized gain ( 2 .87 ) ( 1 .86 ) ( 0 .83 ) ( 3 .84 ) ( 2 .28 )
NET ASSET VALUE
End of period $ 28 .95 $ 29 .11 $ 25 .85 $ 34 .47 $ 33 .47
Ratios/Supplemental Data
Total return
(2)(4)
9 .32% 19 .96% ( 22 .58 ) % 14 .85% 23 .80%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .84% 0 .85% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/payments by Price
Associates 0 .83% 0 .84% 0 .84% 0 .84% 0 .84%
Net investment loss ( 0 .10 ) % ( 0 .00 ) % ( 0 .18 ) % ( 0 .39 ) % ( 0 .18 ) %
Portfolio turnover rate 31 .2% 28 .2% 22 .3% 18 .8% 26 .1%
Net assets, end of period (in thousands) $ 497,811 $ 480,140 $ 422,825 $ 576,739 $ 536,629
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Mid-Cap Growth Portfolio - II Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 27 .02 $ 24 .13 $ 32 .32 $ 31 .63 $ 27 .41
Investment activities
Net investment loss
(1)(2)
( 0 .10 ) ( 0 .07 ) ( 0 .11 ) ( 0 .22 ) ( 0 .12 )
Net realized and unrealized gain/loss 2 .54 4 .76 ( 7 .25 ) 4 .70 6 .55
Total from investment activities 2 .44 4 .69 ( 7 .36 ) 4 .48 6 .43
Distributions
Net realized gain ( 2 .87 ) ( 1 .80 ) ( 0 .83 ) ( 3 .79 ) ( 2 .21 )
NET ASSET VALUE
End of period $ 26 .59 $ 27 .02 $ 24 .13 $ 32 .32 $ 31 .63
Ratios/Supplemental Data
Total return
(2)(3)
9 .04% 19 .63% ( 22 .75 ) % 14 .57% 23 .47%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 1 .09% 1 .10% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/payments by Price
Associates 1 .08% 1 .09% 1 .09% 1 .09% 1 .09%
Net investment loss ( 0 .34 ) % ( 0 .26 ) % ( 0 .44 ) % ( 0 .64 ) % ( 0 .43 ) %
Portfolio turnover rate 31 .2% 28 .2% 22 .3% 18 .8% 26 .1%
Net assets, end of period (in thousands) $ 78,633 $ 67,576 $ 50,985 $ 71,773 $ 61,897
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.0%
COMMUNICATION
SERVICES  6.6%
Entertainment  2.3%
Liberty Media Corp-Liberty Formula
One, Class C (1) 75,880 7,031
Roku (1) 18,900 1,405
Spotify Technology (1) 10,700 4,787
13,223
Interactive Media & Services  1.2%
Match Group (1) 83,716 2,738
Reddit, Class A (1) 26,108 4,267
7,005
Media  3.1%
New York Times, Class A  62,800 3,269
Trade Desk, Class A (1) 126,700 14,891
18,160
Total Communication Services 38,388
CONSUMER
DISCRETIONARY  13.1%
Diversified Consumer
Services  0.7%
Bright Horizons Family Solutions (1) 35,200 3,902
3,902
Hotels, Restaurants &
Leisure  7.1%
Domino's Pizza  23,404 9,824
DraftKings, Class A (1) 172,200 6,406
Hilton Worldwide Holdings  34,800 8,601
Planet Fitness, Class A (1) 52,000 5,141
Viking Holdings (1) 73,991 3,260
Yum! Brands  55,327 7,423
40,655
Household Durables  0.3%
TopBuild (1) 5,000 1,557
1,557
Specialty Retail  4.2%
Bath & Body Works  85,701 3,323
Burlington Stores (1) 21,164 6,033
Five Below (1) 32,465 3,407
Ross Stores  52,700 7,972
Tractor Supply  25,460 1,351
Ulta Beauty (1) 5,067 2,204
24,290
Textiles, Apparel & Luxury
Goods  0.8%
Birkenstock Holding (1) 37,092 2,102
Lululemon Athletica (1) 2,800 1,071
On Holding, Class A (1) 31,100 1,703
4,876
Total Consumer Discretionary 75,280
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  4.2%
Beverages  0.6%
Boston Beer, Class A (1) 3,135 940
Constellation Brands, Class A  12,000 2,652
3,592
Consumer Staples Distribution &
Retail  2.7%
Casey's General Stores  14,900 5,904
Dollar General  12,723 965
Dollar Tree (1) 90,049 6,748
Maplebear (1) 46,400 1,922
15,539
Food Products  0.6%
McCormick  28,700 2,188
TreeHouse Foods (1) 36,162 1,270
3,458
Household Products  0.3%
Reynolds Consumer Products  72,200 1,949
1,949
Total Consumer Staples 24,538
ENERGY  5.2%
Energy Equipment &
Services  1.5%
TechnipFMC  238,617 6,906
Weatherford International  25,900 1,855
8,761
Oil, Gas & Consumable
Fuels  3.7%
Cheniere Energy  44,000 9,454
EQT  139,500 6,432
Expand Energy  31,200 3,106
Range Resources  65,700 2,364
21,356
Total Energy 30,117
FINANCIALS  8.5%
Capital Markets  4.4%
Cboe Global Markets  26,300 5,139
Intercontinental Exchange  33,800 5,037
KKR  3,700 547
MarketAxess Holdings  20,400 4,611
Raymond James Financial  37,700 5,856
TPG  13,800 867
Tradeweb Markets, Class A  23,600 3,090
25,147
Financial Services  1.8%
Corpay (1) 17,100 5,787
Toast, Class A (1) 122,900 4,480
10,267
Insurance  2.3%
Assurant  37,400 7,974
Axis Capital Holdings  28,400 2,517

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Markel Group (1) 1,450 2,503
12,994
Total Financials 48,408
HEALTH CARE  19.9%
Biotechnology  4.8%
Alnylam Pharmaceuticals (1) 31,665 7,451
Argenx, ADR (1) 4,219 2,595
Ascendis Pharma, ADR (1) 19,000 2,616
Biogen (1) 24,300 3,716
CRISPR Therapeutics (1) 27,772 1,093
Cytokinetics (1) 37,300 1,754
Exact Sciences (1) 30,500 1,714
Insmed (1) 4,799 331
Ionis Pharmaceuticals (1) 98,085 3,429
Sarepta Therapeutics (1) 16,454 2,001
Vaxcyte (1) 14,826 1,214
27,914
Health Care Equipment &
Supplies  7.3%
Alcon  57,900 4,915
Align Technology (1) 18,000 3,753
Cooper (1) 63,200 5,810
Enovis (1) 55,824 2,450
Hologic (1) 158,800 11,448
Penumbra (1) 4,100 974
QuidelOrtho (1) 60,833 2,710
Teleflex  56,672 10,086
42,146
Health Care Providers &
Services  0.9%
Acadia Healthcare (1) 56,500 2,240
Molina Healthcare (1) 10,200 2,969
5,209
Health Care Technology  1.8%
Veeva Systems, Class A (1) 48,044 10,101
10,101
Life Sciences Tools &
Services  5.1%
Agilent Technologies  75,800 10,183
Avantor (1) 386,200 8,137
Bruker  85,002 4,983
Mettler-Toledo International (1) 3,400 4,161
West Pharmaceutical Services  5,645 1,849
29,313
Total Health Care 114,683
INDUSTRIALS & BUSINESS
SERVICES  15.9%
Aerospace & Defense  2.5%
BWX Technologies  32,500 3,620
Howmet Aerospace  11,100 1,214
Standardaero (1) 61,658 1,527
Textron  104,086 7,961
14,322
Shares $ Value
(Cost and value in $000s)
‡
Commercial Services &
Supplies  0.9%
Veralto  29,600 3,015
Waste Connections  13,000 2,230
5,245
Construction & Engineering  0.4%
Quanta Services  7,400 2,339
2,339
Ground Transportation  1.7%
JB Hunt Transport Services  32,135 5,484
Old Dominion Freight Line  13,900 2,452
XPO (1) 15,800 2,072
10,008
Industrial Conglomerates  0.3%
Roper Technologies  3,300 1,715
1,715
Machinery  4.5%
Esab  55,852 6,699
Fortive  94,769 7,107
IDEX  15,400 3,223
Ingersoll Rand  87,100 7,879
ITT  9,300 1,329
26,237
Professional Services  4.5%
Broadridge Financial Solutions  23,500 5,313
Equifax  23,600 6,015
Paylocity Holding (1) 33,579 6,698
TransUnion  30,558 2,833
UL Solutions, Class A  28,426 1,418
Verisk Analytics  13,100 3,608
25,885
Trading Companies &
Distributors  1.1%
Ferguson Enterprises  19,700 3,419
United Rentals  4,300 3,029
6,448
Total Industrials & Business Services 92,199
INFORMATION
TECHNOLOGY  17.4%
Electronic Equipment,
Instruments & Components  1.9%
Amphenol, Class A  51,800 3,598
Cognex  42,500 1,524
Keysight Technologies (1) 30,200 4,851
Littelfuse  3,800 895
10,868
IT Services  0.2%
MongoDB (1) 4,600 1,071
1,071
Semiconductors & Semiconductor
Equipment  6.8%
Lattice Semiconductor (1) 151,300 8,571

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Marvell Technology  166,271 18,364
Microchip Technology  149,500 8,574
Monolithic Power Systems  1,700 1,006
NXP Semiconductors  12,600 2,619
39,134
Software  7.8%
Atlassian, Class A (1) 16,800 4,089
CCC Intelligent Solutions
Holdings (1) 477,348 5,599
Fair Isaac (1) 2,861 5,696
Fortinet (1) 62,100 5,867
Onestream (1) 22,243 634
PTC (1) 55,107 10,133
ServiceTitan, Class A (1) 2,756 284
Tyler Technologies (1) 14,000 8,073
Zoom Communications, Class A (1) 58,600 4,782
45,157
Technology Hardware, Storage &
Peripherals  0.7%
Pure Storage, Class A (1) 61,600 3,784
3,784
Total Information Technology 100,014
MATERIALS  4.5%
Chemicals  0.4%
RPM International  18,500 2,277
2,277
Construction Materials  1.0%
Martin Marietta Materials  10,789 5,573
5,573
Containers & Packaging  3.1%
Avery
Dennison
38,800 7,260
Ball  137,169 7,562
Sealed Air  92,600 3,133
17,955
Total Materials 25,805
REAL ESTATE  0.7%
Real Estate Management &
Development  0.7%
CoStar Group (1) 58,634 4,198
Total Real Estate 4,198
Total Miscellaneous Common
Stocks  1.0% (2) 5,852
Total Common Stocks (Cost
$366,244) 559,482
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.3%
HEALTH CARE  0.0%
Biotechnology  0.0%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(3)(4) 52,622 259
Total Health Care 259
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $301 (1)(3)(4) 4,103 380
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $123 (1)(3)(4) 1,670 154
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $303 (1)(3)(4) 3,274 303
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(3)(4) 14,070 100
Total Information Technology 937
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $317 (1)(3)(4) 6,674 396
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $595 (1)(3)(4) 14,417 282
Total Materials 678
Total Convertible Preferred Stocks
(Cost $2,358) 1,874
SHORT-TERM INVESTMENTS  2.7%
Money Market Funds  2.7%
T. Rowe Price Treasury Reserve
Fund, 4.52% (5)(6) 15,330,199 15,330
Total Short-Term Investments
(Cost $15,330) 15,330
Total Investments in Securities
100.0% of Net Assets
(Cost $383,932) $ 576,686
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Mid-Cap Growth Portfolio

.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $1,874 and represents 0.3% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.52% $ —# $ — $ 1,104+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Treasury Reserve Fund, 4.52% $ 17,506  ¤  ¤ $ 15,330^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,104 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,330.

T. ROWE PRICE Mid-Cap Growth Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $383,932) $ 576,686
Receivable for shares sold 151
Dividends receivable 110
Other assets 20
Total assets 576,967
Liabilities
Investment management fees payable 319
Payable for shares redeemed 83
Due to affiliates 11
Other liabilities 110
Total liabilities 523
NET ASSETS $ 576,444
Net Assets Consist of:
Total distributable earnings (loss) $ 202,047
Paid-in capital applicable to 20,153,747 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 374,397
NET ASSETS $ 576,444
NET ASSET VALUE PER SHARE
Mid-Cap Growth Portfolio Class
(Net assets: $497,811; Shares outstanding: 17,196,624) $ 28.95
Mid-Cap Growth Portfolio - II Class
(Net assets: $78,633; Shares outstanding: 2,957,123) $ 26.59

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Dividend income (net of foreign taxes of $12) $ 4,209
.... ... ...
Expenses
Investment management and administrative expenses
(1)
1,584
Investment management 2,432
Shareholder servicing
Mid-Cap Growth Portfolio Class $ 482
Mid-Cap Growth Portfolio - II Class 75 557
Rule 12b-1 fees
Mid-Cap Growth Portfolio - II Class 183
Prospectus and shareholder reports
Mid-Cap Growth Portfolio Class 10
Mid-Cap Growth Portfolio - II Class 1 11
Custody and accounting 151
Legal and audit 23
Directors 2
Miscellaneous 6
Waived / paid by Price Associates (19)
Total expenses 4,930
Net investment loss (721)
Realized and Unrealized Gain / Loss   –
Net realized gain on securities 58,146
Change in net unrealized loss on securities (7,381)
Net realized and unrealized gain / loss 50,765
INCREASE IN NET ASSETS FROM OPERATIONS
$ 50,044
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE Mid-Cap Growth Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (721) $ (149)
Net realized gain 58,146 33,903
Change in net unrealized gain / loss (7,381) 57,789
Increase in net assets from operations 50,044 91,543
Distributions to shareholders
Net earnings
Mid-Cap Growth Portfolio Class (45,012) (28,771)
Mid-Cap Growth Portfolio - II Class (7,539) (3,738)
Decrease in net assets from distributions (52,551) (32,509)
Capital share transactions
*
Shares sold
Mid-Cap Growth Portfolio Class 20,169 19,293
Mid-Cap Growth Portfolio - II Class 65,020 35,013
Distributions reinvested
Mid-Cap Growth Portfolio Class 45,012 28,771
Mid-Cap Growth Portfolio - II Class 7,539 3,738
Shares redeemed
Mid-Cap Growth Portfolio Class (46,449) (43,826)
Mid-Cap Growth Portfolio - II Class (60,056) (28,117)
Increase in net assets from capital share transactions 31,235 14,872
Net Assets
Increase during period 28,728 73,906
Beginning of period 547,716 473,810
End of period $ 576,444 $ 547,716
*Share information (000s)
Shares sold
Mid-Cap Growth Portfolio Class 663 687
Mid-Cap Growth Portfolio - II Class 2,305 1,331
Distributions reinvested
Mid-Cap Growth Portfolio Class 1,555 1,012
Mid-Cap Growth Portfolio - II Class 283 142
Shares redeemed
Mid-Cap Growth Portfolio Class (1,516) (1,560)
Mid-Cap Growth Portfolio - II Class (2,132) (1,085)
Increase in shares outstanding 1,158 527

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Mid-Cap Growth Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Mid-Cap Growth Portfolio (Mid-Cap Growth Portfolio Class) and the Mid-Cap Growth Portfolio–II
(Mid-Cap Growth Portfolio–II Class). Mid-Cap Growth Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved
Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Mid-Cap Growth
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation

T. ROWE PRICE Mid-Cap Growth Portfolio

Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $171,581,000 and $193,319,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 559,482 $ — $ — $ 559,482
Convertible Preferred Stocks — — 1,874 1,874
Short-Term Investments 15,330 — — 15,330
Total $ 574,812 $ — $ 1,874 $ 576,686

T. ROWE PRICE Mid-Cap Growth Portfolio

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals.
The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ — $ 2,014
Long-term capital gain 52,551 30,495
Total distributions $ 52,551 $ 32,509
($000s)
Cost of investments $ 385,224
Unrealized appreciation $ 211,504
Unrealized depreciation (20,041)
Net unrealized appreciation (depreciation) $ 191,463
($000s)
Undistributed long-term capital gain $ 10,589
Net unrealized appreciation (depreciation) 191,463
Loss carryforwards and deferrals (5)
Total distributable earnings (loss) $ 202,047

T. ROWE PRICE Mid-Cap Growth Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee.
The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates
(the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.85% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.84% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through April 30, 2024 were $19,000 and allocated ratably in the amounts of
$16,000 and $3,000 for the Mid-Cap Growth Portfolio Class and Mid-Cap Growth Portfolio-II Class, respectively.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed
0.84%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the period May 1, 2024 through December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $81,000 for Price Associates and $5,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE Mid-Cap Growth Portfolio

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Mid-Cap Growth Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Mid-Cap Growth
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Mid-Cap Growth Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Mid-Cap Growth Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $52,551,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $3,102,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,917,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E305-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025